Investment Strategy	Nov. 26, 2025
VistaShares Target 15TM International Innovators Distribution ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income and long term capital appreciation. The Fund’s strategy involves two components: (1) investing, directly or indirectly, in a portfolio of equity securities issued by international “Innovator” companies (the “Equity Strategy”); and (2) seeking to generate options premiums through an options portfolio (the “Option Strategies”). Primarily through the Fund’s Option Strategies, the Fund seeks to achieve an annual distribution target of 15%. The Fund’s strategies are overseen by the Adviser and the Fund’s investment sub-adviser, VistaShares, LLC (“VistaShares”).

Equity Strategy

The Fund invests directly or indirectly in a portfolio of equity securities of foreign issuers (the “Underlying Securities”), using the investment process described below. VistaShares actively selects which investments to include as Underlying Securities based on its own fundamental bottom-up analysis, and generally seeks to invest in Underlying Securities consistent with the following criteria:

A.	Innovator Companies: The Fund considers “Innovator” companies to be those that make significant investments in research and development (R&D) or capital expenditures (CapEx), which the Fund defines as a company that spends at least 10% of its total revenue (gross or net) on total R&D or total CapEx. CapEx generally means the amount of money or other assets a company spends to acquire, upgrade, or maintain essential physical assets like property, technology, or equipment, crucial for expanding operational capacity and securing long-term economic benefits

B.	Market Capitalization: Companies must have a market capitalization of at least $2 billion, measured at the time of purchase.

C.	Liquidity Requirement: Underlying Securities must, in VistaShares discretion, have sufficient trading activity and price levels to support efficient trading execution of the Fund’s principal investment strategies.

D.	Active Options Market and Volatility Requirements: Underlying Securities must, in VistaShares discretion, have a demonstrated record of consistent trading activity for their listed options with attractive levels of implied volatility.

E.	American Depositary Receipts (“ADRs”): The Underlying Securities in the Fund’s equity portfolio will generally be ADRs. ADRs generally represent securities of foreign issuers listed on a U.S. exchange.

The number of Underlying Securities included in the Fund’s equity portfolio is generally expected to be comprised of between 20 and 50; however, the number of Underlying Securities will vary over time. Underlying Securities held in the Fund’s equity portfolio will generally be equally weighted. VistaShares will rebalance the Fund’s equity portfolio at least quarterly consistent with the criteria above.

Direct/Synthetic Investments: The Fund will invest in the Underlying Securities either directly or indirectly (synthetically) using options and swaps (as described below).

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of Underlying Securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. For additional details about the Fund’s use of options, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, generally ranging from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount”—a predetermined dollar value representing the Underlying Security that the Fund seeks to replicate synthetically.

Option Strategies – Seeking Premiums

The Fund employs various options strategies focused on generating premiums. Generally speaking, the Fund sells (writes) options option premiums on certain or all of its Underlying Securities, receiving premiums from counterparties that pay for the right to buy or sell at a set price. These premiums are an important driver of the Fund’s distributions, with the Fund aiming to achieve an annual distribution target of 15%.

Premium levels are influenced by market conditions, particularly volatility, and the Adviser may adjust the Fund’s options strategies depending on the outlook for the Underlying Securities. While option selling may provide premium opportunities, it may also limit upside gains or increase downside risk.

The options strategy most frequently utilized by the Fund is called a covered call spread, which is a type of selling credit spread. The Fund uses covered call spreads to earn premium by selling a call option while buying another at a higher strike, with both profit and loss capped. See the prospectus section titled “Additional Information About the Funds” for a list of the options strategies that the Fund may utilize, together with a description of each options strategy.

Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. For additional information about options, please see the section in the Fund’s Prospectus titled “Additional Information About the Funds.”

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Fund’s derivatives transactions and contributing to the Fund’s income generation.

Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities, including ADRs, of “Innovator” companies of issuers located outside the United States or derivatives instruments that provide exposure to those securities. For purposes of compliance with this investment policy, derivative instruments will be valued at their notional value. For purposes of its 80% test, the Fund uses the following definitions of “Innovator” companies: companies that spend at least 10% of their total revenue (gross or net) on total research and development (R&D) or total capital expenditures (CapEx).

The Fund is classified as “non-diversified” under the 1940 Act.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities, including ADRs, of “Innovator” companies of issuers located outside the United States or derivatives instruments that provide exposure to those securities.
VistaShares Target 15TM European High Dividend Payers Distribution ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income and long term capital appreciation. The Fund’s strategy involves two components: (1) investing, directly or indirectly, in a portfolio of equity securities issued by “European High Dividend Payer” companies (the “Equity Strategy”); and (2) seeking to generate options premiums through an options portfolio (the “Options Strategies”). Primarily through the Fund’s Options Strategies, the Fund seeks to achieve an annual distribution target of 15%. The Fund’s strategies are overseen by the Adviser and the Fund’s investment sub-adviser, VistaShares, LLC (“VistaShares”).

Equity Strategy

The Fund invests directly or indirectly in a portfolio of equity securities (the “Underlying Securities”) selected by VistaShares. VistaShares seeks to invest in European companies that it believes, based on its fundamental bottom-up analysis, have strong management teams with stable or growing businesses capable of supporting continued payment of high dividends to shareholders. VistaShares generally seeks to invest in Underlying Securities consistent with the following criteria:

A.	European High Dividend Payer Companies: The Fund defines “European High Dividend Payer” companies as companies that are: (1) domiciled in a European county or whose common shares have their primary listing on a stock exchange located in a European county; and (2) whose American Depositary Receipts (“ADRs”) pay above average dividend yields among all ADRs issued by companies who are either domiciled in or whose common shares have their primary listing in a country in Europe.

B.	Market Capitalization: Companies must have a market capitalization of at least $2 billion, measured at the time of purchase.

C.	Liquidity Requirement: Underlying Securities must, in VistaShares discretion, have sufficient trading activity and price levels to support efficient trading execution of the Fund’s principal investment strategies.

D.	Active Options Market and Volatility Requirements: Underlying Securities must, in VistaShares discretion, have a demonstrated record of consistent trading activity for their listed options with attractive levels of implied volatility.

E.	American Depositary Receipts (“ADRs”): The Underlying Securities in the Fund’s equity portfolio will generally be ADRs. ADRs generally represent securities of foreign issuers listed on a U.S. exchange.

The number of Underlying Securities included in the Fund’s equity portfolio is generally expected to be comprised of between 15 and 30; however, the number of Underlying Securities will vary over time. Underlying Securities held in the Fund’s equity portfolio will generally be equally weighted. VistaShares will rebalance the Fund’s equity portfolio at least quarterly consistent with the criteria above.

Direct/Synthetic Investments: The Fund will invest in the Underlying Securities either directly or indirectly (synthetically) using options and swaps (as described below).

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of Underlying Securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. For additional details about the Fund’s use of options, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, generally ranging from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount”—a predetermined dollar value representing the Underlying Security that the Fund seeks to replicate synthetically.

Option Strategies – Seeking Premiums

The Fund employs various options strategies focused on generating premiums. Generally speaking, the Fund sells (writes) options option premiums on certain or all of its Underlying Securities, receiving premiums from counterparties that pay for the right to buy or sell at a set price. These premiums are an important driver of the Fund’s distributions, with the Fund aiming to achieve an annual distribution target of 15%.

Premium levels are influenced by market conditions, particularly volatility, and the Adviser may adjust the Fund’s options strategies depending on the outlook for the Underlying Securities. While option selling may provide premium opportunities, it may also limit upside gains or increase downside risk.

The options strategy most frequently utilized by the Fund is called a covered call spread, which is a type of selling credit spread. The Fund uses covered call spreads to earn premium by selling a call option while buying another at a higher strike, with both profit and loss capped. See the prospectus section titled “Additional Information About the Funds” for a list of the options strategies that the Fund may utilize, together with a description of each options strategy.

Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. For additional information about options, please see the section in the Fund’s Prospectus titled “Additional Information About the Funds.”

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Fund’s derivatives transactions and contributing to the Fund’s income generation.

Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities of “European High Dividend Payer” companies or derivatives instruments that provide exposure to those securities. For purposes of compliance with this investment policy, derivative instruments will be valued at their notional value. For purposes of its 80% test, the Fund defines “European High Dividend Payer” companies as companies (1) that are domiciled in a European county or whose common shares have their primary listing on a major stock exchange in a European country and (2) whose American Depositary Receipts (“ADRs”) pay above average dividend yields among all ADRs issued by companies who are either domiciled in or whose common shares have their primary listing in a country in Europe.

The Fund is classified as “non-diversified” under the 1940 Act.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities of “European High Dividend Payer” companies or derivatives instruments that provide exposure to those securities.
VistaShares Target 15TM Global 100 Distribution ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income and long term capital appreciation. The Fund’s strategy involves two components: (1) investing, directly or indirectly, in a portfolio of approximately 100 large capitalization equity securities actively selected by the Fund’s investment sub-adviser, VistaShares, LLC (“VistaShares”) consistent with the equity strategy described below (the “Equity Strategy”); and (2) seeking to generate options premiums through an options portfolio (the “Options Strategies”). Primarily through the Fund’s Options Strategies, the Fund seeks to achieve an annual distribution target of 15%. The Fund’s strategies are overseen by the Adviser and VistaShares.

Equity Strategy

The Fund typically invests directly or indirectly in a portfolio of publicly listed equity securities of the 100 largest companies by market capitalization that, in VistaShares discretion, meet the following criteria (the “Underlying Securities”):

A.	Developed Markets: To be considered for selection as an Underlying Security, a company must be domiciled in a developed market country, defined as the following (listed alphabetically by country): Australia; Austria; Belgium; Canada; China; Finland; France; Germany; Ireland; Israel; Italy; Japan; Netherlands; New Zealand; Norway; Portugal; Singapore; Spain; Sweden; Switzerland; United Kingdom; and the Unites States.

B.	Market Capitalization: Companies must have a market capitalization of at least $2 billion, measured at the time of purchase.

C.	Active Options Market and Volatility Requirements: Underlying Securities must, in VistaShares discretion, have a demonstrated record of consistent trading activity for their listed options with attractive levels of implied volatility.

D.	Liquidity Requirement: Underlying Securities must, in VistaShares discretion, have sufficient trading activity and price levels to support efficient trading execution of the Fund’s principal investment strategies.

E.	Ordinary Shares and ADRs: Underlying Securities will generally consist of direct or indirect investments in ordinary shares for U.S. companies and American Depositary Receipts (“ADRs”) for foreign (i.e., non-U.S.) companies. Ordinary shares represent ownership in a company and typically give shareholders the right to vote and receive dividends. ADRs generally represent securities of foreign issuers listed on a U.S. exchange.

VistaShares will generally target 100 Underlying Securities for inclusion in the Fund’s equity portfolio; however, the number of Underlying Securities may vary over time (generally between 80 and 120). Underlying Securities held in the Fund’s equity portfolio will be weighted according to their free float market capitalization. VistaShares will rebalance the Fund’s equity portfolio at least quarterly consistent with the criteria above.

Direct/Synthetic Investments: The Fund will invest in the Underlying Securities either directly or indirectly (synthetically) using options and swaps (as described below).

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of Underlying Securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. For additional details about the Fund’s use of options, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, generally ranging from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount”—a predetermined dollar value representing the Underlying Security that the Fund seeks to replicate synthetically.

Option Strategies – Seeking Premiums

The Fund employs various options strategies focused on generating premiums. Generally speaking, the Fund sells (writes) options option premiums on certain or all of its Underlying Securities, receiving premiums from counterparties that pay for the right to buy or sell at a set price. These premiums are an important driver of the Fund’s distributions, with the Fund aiming to achieve an annual distribution target of 15%.

Premium levels are influenced by market conditions, particularly volatility, and the Adviser may adjust the Fund’s options strategies depending on the outlook for the Underlying Securities. While option selling may provide premium opportunities, it may also limit upside gains or increase downside risk.

The options strategy most frequently utilized by the Fund is called a covered call spread, which is a type of selling credit spread. The Fund uses covered call spreads to earn premium by selling a call option while buying another at a higher strike, with both profit and loss capped. See the prospectus section titled “Additional Information About the Funds” for a list of the options strategies that the Fund may utilize, together with a description of each options strategy.

Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. For additional information about options, please see the section in the Fund’s Prospectus titled “Additional Information About the Funds.”

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Fund’s derivatives transactions and contributing to the Fund’s income generation.

Fund Attributes

Under normal market conditions, the Fund will invest at least 40% (unless the portfolio managers deem market conditions unfavorable, in which case the Fund would invest at least 30%) of its assets in securities of issuers located outside the United States. The Fund will allocate its assets among different countries (one of which may be the United States).

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 40% (unless the portfolio managers deem market conditions unfavorable, in which case the Fund would invest at least 30%) of its assets in securities of issuers located outside the United States.
VistaShares Target 15TM S&P 100 Distribution ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income and long term capital appreciation. The Fund’s strategy involves two components: (1) investing, directly or indirectly, in a portfolio of equity securities included in the S&P 100 Index (the “Index Strategy”); and (2) seeking to generate options premiums through an options portfolio (the “Options Strategies”). Primarily through the Fund’s Options Strategies, the Fund seeks to achieve an annual distribution target of 15%.

While the Fund is actively managed, its Index Strategy invests directly or indirectly, in a portfolio of equity securities contained in the S&P 100 Index (the “Index”) and generally seeks to track the composition and performance of the Index and its Options Strategies use options strategies applied to certain or all of the same portfolio of equity securities included in the Index (“Underlying Securities”). The Fund’s investment sub-adviser, VistaShares, LLC (“VistaShares”), uses investment discretion when implementing the Fund’s Options Strategies, as well as with respect to the Fund’s Index Strategy: (i) to determine whether, in VistaShares judgement, it is more favorable to the Fund for it to invest directly in Underlying Securities, in an ETF that tracks the Index, or synthetically (using options and swaps) in Underlying Securities: and (ii) to reallocate the Fund’s portfolio holdings among Underlying Securities more frequently than the Index is rebalanced, when VistaShares believes doing so is in the Fund’s interest; and (iii) to the extent required for the Fund’s portfolio to comply with relevant regulatory requirements, invest in certain Underlying Securities in different proportions than they are currently weighted in the Index. In addition, the Fund will maintain an allocation to cash and/or U.S. Treasuries. The Fund’s strategies are overseen by the Adviser and VistaShares.

Index Strategy

The Fund invests directly or indirectly in the Underlying Securities that make up the Index. The Index is constructed by S&P Dow Jones Indices LLC (the “Index Provider”) using a rules-based methodology to tracks the performance of the 100 largest companies in the S&P 500 Index that have listed options.

Index Overview:

The Index’s initial universe consists of the publicly listed equity securities included in the S&P 500 Index. The initial universe is then screened using the following criteria:

A.	100 Largest Companies in the S&P 500 Index with Listed Options: In general, the 100 largest companies (by market capitalization) that are constituents in the S&P 500 Index and that have publicly listed options are included in the S&P 100 Index, however sector balance is also considered when constructing the Index.

B.	Sector Balance: Inclusion in the S&P 100 Index is at the discretion of the S&P Index Committee, a committee of full-time professionals employed by the Index Provider, which also considers sector balance before finalizing Index constituents.

Companies that meet the foregoing screens are included in the Index. The Index is generally expected to be comprised of 100 constituents; however, the specific number of constituents included in the Index at any time may vary.

The Index is reconstituted annually, after the close of the third Friday in June (each a “Selection Day”), using a reference date of the last business day of May (reconstitution means the Index is updated with new eligible companies based on current data). The Index is rebalanced quarterly on the third Friday of March, June, September, and December using a reference date of the Wednesday prior to the second Friday of March, June, September, and December (rebalancing means the weights of the companies in the Index are adjusted). The determination date for regular adjustments takes place on the first Friday of the rebalancing month. On each Selection Day, Index constituents are generally weighted according to their market capitalization.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund, the Adviser, or VistaShares.

Direct/Synthetic Investments: The Fund will invest in the Underlying Securities either directly or indirectly (synthetically) using options and swaps (as described below).

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of Underlying Securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. For additional details about the Fund’s use of options, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the Index’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount”—a predetermined dollar value representing the Underlying Security that the Fund seeks to replicate synthetically.

Option Strategies – Seeking Premiums

The Fund employs various options strategies focused on generating premiums. Generally speaking, the Fund sells (writes) options option premiums on certain or all of its Underlying Securities, the Index, and/or ETFs that track or provide economic exposure to the Index, receiving premiums from counterparties that pay for the right to buy or sell at a set price. These premiums are an important driver of the Fund’s distributions, with the Fund aiming to achieve an annual distribution target of 15%.

Premium levels are influenced by market conditions, particularly volatility, and the Adviser may adjust the Fund’s options strategies depending on the outlook for the Underlying Securities. While option selling may provide premium opportunities, it may also limit upside gains or increase downside risk.

The options strategy most frequently utilized by the Fund is called a covered call spread, which is a type of selling credit spread. The Fund uses covered call spreads to earn premium by selling a call option while buying another at a higher strike, with both profit and loss capped. See the prospectus section titled “Additional Information About the Funds” for a list of the options strategies that the Fund may utilize, together with a description of each options strategy.

Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. For additional information about options, please see the section in the Fund’s Prospectus titled “Additional Information About the Funds.”

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Fund’s derivatives transactions and contributing to the Fund’s income generation.

Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities included in the Index or derivatives instruments that provide exposure to those securities. For purposes of compliance with this investment policy, derivative instruments will be valued at their notional value.

To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of the date of this Prospectus, the Index is not currently concentrated in any industry or group of related industries.

The Fund’s U.S.-listed equity securities may include securities of foreign issuers listed in the U.S. via American Depositary Receipts (“ADRs”).

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities included in the Index or derivatives instruments that provide exposure to those securities.